Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
Generally, the timing of our regular annual equity awards is determined months in advance of the actual grants in order to coincide with the regularly scheduled February meetings of the Board and the Committee. We may also grant equity awards to teammates in connection with a new hire, promotion, or for other reasons.
We do not have a formal written policy with respect to the timing of equity awards, but the Committee does not grant awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates.

Award Timing Method	Generally, the timing of our regular annual equity awards is determined months in advance of the actual grants in order to coincide with the regularly scheduled February meetings of the Board and the Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have a formal written policy with respect to the timing of equity awards, but the Committee does not grant awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false